Schedule of Operating Lease Assets and Liabilities (Details) - HCYC Group Company Limited [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Operating lease right of use assets	$ 229,556	$ 286,475	$ 102,077
Total operating lease assets	229,556	286,475	102,077
Current operating lease liabilities	126,205	122,265	62,395
Non-current operating lease liabilities	110,352	172,955	45,881
Total operating lease obligations	$ 236,557	$ 295,220	$ 108,276